Submission	Aug. 12, 2024
Submission [Line Items]
Central Index Key	0001845815
Registrant Name	PAYONEER GLOBAL INC.
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES